Note 2 - Significant Accounting Policies (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years	3 years
Allowance for Doubtful Accounts Receivable, Current (in Dollars)		$ 33	$ 38